Share Capital and warrants - Summary Of The Model Used To Determine Fair Value Of Options (Detail)	12 Months Ended
	Nov. 30, 2021 yr $ / shares	Nov. 30, 2021 yr $ / shares	Nov. 30, 2020 yr $ / shares	Nov. 30, 2020 yr $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	1.57%	1.57%	0.67%	0.67%
Expected volatility	59.00%	59.00%	64.60%	64.60%
Average option life in years	5.2	5.2	6.25	6.25
Grant-date share price | (per share)	$ 3.29	$ 4.21	$ 2.31	$ 3.00
Option exercise price | (per share)	$ 6.30	$ 8.05	$ 6.19	$ 8.05
Stock Appreciation Rights [Member]
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	1.57%	1.57%
Expected volatility	65.50%	65.50%
Average option life in years	8.2	8.2
Grant-date share price | (per share)	$ 3.29	$ 4.21
Option exercise price | (per share)	$ 3.38	$ 4.32